Loans and Allowance for Credit Losses, PCI Loans Outstanding (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2008
PCI Loans Carrying Value [Member]
PCI loans [Abstract]
Total PCI loans (carrying value)	$ 12,835	$ 16,731
PCI Loans Carrying Value [Member] | Total Commercial [Member]
PCI loans [Abstract]
Total PCI loans (carrying value)	86	677	$ 18,700
PCI Loans Carrying Value [Member] | Commercial and Industrial Loans [Member]
PCI loans [Abstract]
Total PCI loans (carrying value)	86	237
PCI Loans Carrying Value [Member] | Commercial Real Estate Mortgage [Member]
PCI loans [Abstract]
Total PCI loans (carrying value)	0	383
PCI Loans Carrying Value [Member] | Commercial Real Estate Construction [Member]
PCI loans [Abstract]
Total PCI loans (carrying value)	0	57
PCI Loans Carrying Value [Member] | Total Consumer [Member]
PCI loans [Abstract]
Total PCI loans (carrying value)	12,749	16,054	40,100
PCI Loans Carrying Value [Member] | Real estate 1-4 family first mortgage [Member]
PCI loans [Abstract]
Total PCI loans (carrying value)	12,722	16,018
PCI Loans Carrying Value [Member] | Real estate 1-4 family junior lien mortgage [Member]
PCI loans [Abstract]
Total PCI loans (carrying value)	27	36
PCI Loans UPB [Member]
PCI loans [Abstract]
Total PCI loans (unpaid principal balance)	18,975	24,136	$ 98,200
PCI Loans UPB [Member] | Real estate 1-4 family first mortgage [Member]
PCI loans [Abstract]
Total PCI loans (carrying value)	16,888	20,803
PCI Loans UPB [Member] | Real estate 1-4 family junior lien mortgage [Member]
PCI loans [Abstract]
Total PCI loans (carrying value)	$ 157	$ 192